Cover Page	Dec. 21, 2023
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	DIANTHUS THERAPEUTICS, INC.
Entity Central Index Key	0001690585
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Tax Identification Number	81-0724163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
Entity Address, State or Province	NY
City Area Code	929
Local Phone Number	999-4055
Document Period End Date	Dec. 21, 2023
Trading Symbol	DNTH
Title of 12(b) Security	Common Stock, $0.001 Par Value
Security Exchange Name	NASDAQ
Securities Act File Number	001-38541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false